Cover	Apr. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2022
Entity File Number	0-27702
Entity Registrant Name	Bank of South Carolina Corporation
Entity Central Index Key	0001007273
Entity Tax Identification Number	57-1021355
Entity Incorporation, State or Country Code	SC
Entity Address, Address Line One	256 Meeting Street Charleston
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29401
City Area Code	843
Local Phone Number	724-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	BKSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false